Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$545	$569,487

Arizona — 2.7%
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(a)	1,645	1,748,734
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 3.00%, 07/01/49	1,500	1,529,295
Industrial Development Authority of the City of Phoenix, RB,
Series A, 5.00%, 07/01/46(a)	1,070	1,109,761
Maricopa County Industrial Development Authority, Refunding RB,
Series A, 4.13%, 09/01/38	550	632,049
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32 .	155	200,232

		5,220,071

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,210	1,212,795

California — 9.7%
ABC Unified School District, GO, Series C, (NPFGC), 0.00%, 08/01/34(b)	1,215	910,485
Alvord Unified School District, Refunding GO, CAB,
Series B, (AGM), 0.00%, 08/01/41(b)	1,175	635,405
California Municipal Finance Authority, Refunding RB,
Series A, 5.00%, 02/01/42	145	167,205
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	835	940,143
Series I, 5.50%, 11/01/31	1,000	1,144,670
California Statewide Communities Development
Authority, Refunding RB(a)
Series A, 5.00%, 06/01/36	1,360	1,381,284
Series A, 5.00%, 06/01/46	1,680	1,686,216
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	655	672,004
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	1,620	1,870,582
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A-1, AMT, 5.50%, 03/01/30	1,500	1,522,845
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(c)	2,905	3,267,776
Series J, 5.25%, 05/15/38	825	913,069
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,065	1,185,238
Series A, AMT, 5.25%, 05/01/33	830	913,124
State of California, GO, 6.00%, 03/01/33	850	852,550
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	625	694,694

		18,757,290

Colorado — 3.0%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	345	349,806
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,000	1,135,370
Series A, AMT, 5.50%, 11/15/30	330	373,293
Series A, AMT, 5.50%, 11/15/31	400	451,576

Security	Par (000)	Value

Colorado (continued)
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/37(b)	$1,760	$1,027,646
Colorado Health Facilities Authority, Refunding RB
Series A, 3.25%, 08/01/49	1,270	1,213,866
Series A, 4.00%, 08/01/49	1,200	1,291,068

		5,842,625

Connecticut — 1.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series A-1, 3.80%, 11/15/39	995	1,063,575
Sub-Series A-1, 3.85%, 11/15/43	1,545	1,638,334

		2,701,909

Delaware — 1.2%
County of Sussex Delaware, RB, 6.00%, 10/01/40	500	502,425
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,823,697

		2,326,122

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll
Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	530	575,522

Florida — 7.9%
City of Tampa Florida, RB, CAB(b)
Series A, 0.00%, 09/01/49	320	107,187
Series A, 0.00%, 09/01/53	340	94,833
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	1,005	1,116,726
Series A, AMT, 5.00%, 10/01/49	300	353,232
County of Lee Florida Airport Revenue, Refunding RB,
Series A, AMT, 5.38%, 10/01/32	2,000	2,059,240
County of Miami-Dade Florida Aviation Revenue,Refunding RB,
Series A, AMT, 5.00%, 10/01/22(c)	2,440	2,648,303
County of Miami-Dade Seaport Department, ARB
Series A, 5.38%, 10/01/33	1,170	1,309,265
Series B, AMT, 6.25%, 10/01/38	525	592,058
Series B, AMT, 6.00%, 10/01/42	700	785,918
County of Osceola Florida Transportation Revenue,
Refunding RB, CAB(b)
Series A-2, 0.00%, 10/01/38	1,000	579,090
Series A-2, 0.00%, 10/01/41	555	266,905
Series A-2, 0.00%, 10/01/42	410	188,887
Series A-2, 0.00%, 10/01/43	370	163,107
Series A-2, 0.00%, 10/01/44	380	160,360
Series A-2, 0.00%, 10/01/45	1,315	532,168
Hillsborough County Aviation Authority, Refunding RB,
Sub-Series A, AMT, 5.50%, 10/01/29	1,995	2,251,477
Lakewood Ranch Stewardship District, SAB 5.25%, 05/01/37	240	260,652
5.38%, 05/01/47	260	280,831
Lee County Housing Finance Authority, RB, S/F Housing,
Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	75	76,020
Manatee County Housing Finance Authority, RB, S/F
Housing, Series A, AMT, (FHLMC, FNMA, GNMA), 5.90%, 09/01/40	50	50,677

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority, RB,
Series B, 5.00%, 11/15/42	$85	$98,969
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,200	1,351,572

		15,327,477

Georgia — 2.8%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/37	1,475	1,951,823
Series A, 5.00%, 05/15/38	910	1,211,383
Series A, 5.00%, 05/15/49	1,080	1,494,180
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	280	311,052
5.00%, 01/01/56	385	455,124

		5,423,562

Hawaii — 0.6%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	485	535,736
AMT, 5.25%, 08/01/26	525	579,285

		1,115,021

Illinois — 13.0%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	970	1,020,741
Series D, 5.00%, 12/01/46	1,230	1,270,225
Series H, 5.00%, 12/01/36	295	315,157
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	415	459,019
Series D, 5.00%, 12/01/25	530	586,217
Series G, 5.00%, 12/01/34	290	311,556
Chicago Midway International Airport, Refunding ARB,
Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,000	1,078,150
Chicago O’Hare International Airport, ARB, Series C, 3rd
Lien, 6.50%, 01/01/21(c)	2,065	2,085,733
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	2,000	2,107,200
Cook County Community College District No.508, GO 5.50%, 12/01/38	1,000	1,050,070
5.25%, 12/01/43	1,500	1,549,380
Illinois Finance Authority, RB, Series A, 6.00%, 08/15/41 .	4,000	4,151,760
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,215	1,306,441
Metropolitan Pier & Exposition Authority, RB, CAB,
(BAM), 0.00%, 12/15/56(b)	2,965	715,662
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	315	317,857
Metropolitan Pier & Exposition Authority, Refunding RB,
CAB, Series B, (BAM), 0.00%, 12/15/54(b)	4,140	1,089,151
Railsplitter Tobacco Settlement Authority, RB (c) 5.50%, 06/01/21	1,370	1,411,251
6.00%, 06/01/21	390	402,971
State of Illinois, GO 5.25%, 02/01/30	2,010	2,119,002
5.50%, 07/01/33	1,000	1,046,010
5.50%, 07/01/38	415	428,566
Series D, 5.00%, 11/01/28	440	473,981

		25,296,100

Indiana — 1.9%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,461,497
County of Allen Indiana, RB(a)
Series A-1, 6.63%, 01/15/34	170	159,623

Security	Par (000)	Value

Indiana (continued)
County of Allen Indiana, RB(a) (continued)
Series A-1, 6.75%, 01/15/43	$355	$335,514
Series A-1, 6.88%, 01/15/52	515	484,141
Indiana Finance Authority, Refunding RB, 4.75%, 03/01/32	700	719,817
Town of Chesterton Indiana, RB, Series A-1, 6.38%, 01/15/51(a)	720	637,099

		3,797,691

Iowa — 2.1%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	865	918,466
Series B, 5.25%, 12/01/50(d)	1,255	1,328,317
Iowa Student Loan Liquidity Corp., Refunding RB,
Series B, AMT, 3.00%, 12/01/39	1,885	1,864,510

		4,111,293

Kansas — 0.7%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	655	682,517
Kansas City Industrial Development Authority, ARB, AMT,
(AGM), 4.00%, 03/01/57	680	720,249

		1,402,766

Louisiana — 2.7%
Lake Charles Harbor & Terminal District, ARB, Series B,
AMT, (AGM), 5.50%, 01/01/29	1,500	1,709,940
Louisiana Local Government Environmental Facilities & Community Development Auth, RB, Series A-1, 6.50%, 11/01/35	1,420	1,425,581
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,895	2,112,034

		5,247,555

Maine — 0.9%
Maine Health & Higher Educational Facilities Authority,
RB, 7.50%, 07/01/32	765	784,477
Maine State Housing Authority, RB, M/F Housing,
Series E, 4.25%, 11/15/43	420	420,630
Maine State Housing Authority, RB, S/F Housing,
Series G, 2.38%, 11/15/40(e)	520	513,765

		1,718,872

Maryland — 1.3%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	185	186,837
County of Montgomery Housing Opportunities Commission, Refunding RB, Series C, AMT, 3.30%, 07/01/39	2,200	2,302,410

		2,489,247

Massachusetts — 2.5%
Massachusetts Development Finance Agency, Refunding RB 4.00%, 07/01/39	2,045	2,161,545
Series A, 4.00%, 06/01/49	170	179,274
Massachusetts Educational Financing Authority, RB
Series B, AMT, 2.63%, 07/01/36	525	522,632
AMT, Subordinate, 3.75%, 07/01/47	2,135	2,076,159

		4,939,610

Michigan — 2.0%
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,455	1,542,242

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	$645	$693,807
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.35%, 10/01/49	420	436,279
Michigan State Housing Development Authority, RB, S/F Housing
Series A, 4.00%, 06/01/49	310	336,747
Series C, 4.13%, 12/01/38	220	230,019
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	570	642,566

		3,881,660

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	170	172,730

Nevada — 1.1%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	2,096,100

New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA), 4.00%, 07/01/52	1,000	1,069,200

New Jersey — 5.3%
New Jersey Economic Development Authority, RB, AMT, (AGM), 5.00%, 01/01/31	900	993,222
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	755	766,461
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.13%, 06/15/39	1,210	1,292,970
Series AA, 5.50%, 06/15/39	2,475	2,658,175
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	180	204,762
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	305	329,684
Tobacco Settlement Financing Corp., Refunding RB,
Sub-Series B, 5.00%, 06/01/46	3,610	4,076,231

		10,321,505

New York — 6.9%
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	3,010	3,168,446
Series D, 5.00%, 11/15/31	460	487,306
New York City Housing Development Corp., RB, M/F
Housing, Series A, 3.00%, 11/01/55	820	831,308
New York City Transitional Finance Authority Future Tax
Secured Revenue, RB, Series C, 4.00%, 05/01/45	935	1,057,784
New York City Water & Sewer System, RB, Series DD-1, 3.00%, 06/15/50	3,000	3,131,520
New York Counties Tobacco Trust IV, Refunding RB,
Series A, 6.25%, 06/01/41(a)	1,100	1,105,060
New York State Thruway Authority, Refunding RB
Series B, Subordinate, 3.00%, 01/01/46	1,575	1,609,351
Series B, Subordinate, 4.00%, 01/01/50	510	565,988
New York Transportation Development Corp., ARB,
Series A, AMT, 5.25%, 01/01/50	475	510,644
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	205	221,289
AMT, 5.00%, 10/01/40	585	627,722
AMT, 4.38%, 10/01/45	55	55,401

		13,371,819

Security	Par (000)	Value

North Carolina — 0.3%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	$445	$498,489

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority,
Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,895	2,016,242
County of Montgomery Ohio, Refunding RB, 4.00%, 11/15/42	715	759,130
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	460	462,203
Ohio Housing Finance Agency, RB, S/F Housing,
Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	260	280,397
Ohio Turnpike & Infrastructure Commission, RB,
Series A-1, Junior Lien, 5.25%, 02/15/31	1,000	1,102,980
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50 .	1,055	1,167,052

		5,788,004

Oklahoma — 0.9%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	760	874,638
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	325	361,010
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	479,142

		1,714,790

Oregon — 0.1%
State of Oregon Housing & Community Services
Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	230	247,855

Pennsylvania — 5.2%
Allentown Neighborhood Improvement Zone
Development Authority, RB, 5.00%, 05/01/42(a)	585	606,411
Bristol Township School District, GO, 5.25%, 06/01/37	1,500	1,650,330
Bucks County Industrial Development Authority, RB, 4.00%, 08/15/50	1,430	1,549,190
Montgomery County Higher Education and Health
Authority, Refunding RB, Series A, 4.00%, 09/01/49	560	592,278
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	525	579,395
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	1,016,690
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	105	97,119
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	1,134,440
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, 3.50%, 10/01/36	1,450	1,532,897
Pennsylvania Turnpike Commission, RB, Series A, Subordinate, 4.00%, 12/01/49	1,215	1,334,155

		10,092,905

Puerto Rico — 6.1%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	430	438,518
5.63%, 05/15/43	445	449,281
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	1,280	1,299,213
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	465	465,795
Series A, Senior Lien, 6.00%, 07/01/44	840	841,335

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-1, Restructured, 4.75%, 07/01/53	$1,176	$1,232,848
Series A-1, Restructured, 5.00%, 07/01/58	5,150	5,477,231
Series A-2, Restructured, 4.33%, 07/01/40	364	374,676
Series A-2, Restructured, 4.78%, 07/01/58	136	142,785
Series B-1, Restructured, 4.75%, 07/01/53	252	264,318
Series B-2, Restructured, 4.78%, 07/01/58	244	256,032
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	2,168	623,430

		11,865,462

Rhode Island — 3.5%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,060	1,060,753
Rhode Island Turnpike & Bridge Authority, RB Series A, 3.00%, 10/01/38	375	401,576
Series A, 3.00%, 10/01/39	535	572,841
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/35	525	584,860
Series B, 4.50%, 06/01/45	3,950	4,118,546

		6,738,576

South Carolina — 5.4%
Charleston County Airport District, ARB Series A, AMT, 6.00%, 07/01/38	1,955	2,179,590
Series A, AMT, 5.50%, 07/01/41	1,000	1,096,790
County of Charleston South Caolina, ARB, 5.25%, 12/01/38	2,505	2,827,494
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,685	1,837,088
South Carolina Ports Authority, ARB AMT, 5.25%, 07/01/25(c)	1,280	1,553,882
AMT, 5.00%, 07/01/55	820	948,592

		10,443,436

Tennessee — 0.8%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	1,500	1,640,805

Texas — 5.9%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	70	64,406
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 01/01/21(c)	2,600	2,624,570
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	140	142,638
City of Houston Texas Airport System Revenue, Refunding RB Series A, AMT, 5.00%, 07/01/27	135	137,654
Series A, AMT, 6.63%, 07/15/38	250	252,945
Sub-Series A, AMT, 4.00%, 07/01/47	210	229,979
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(c)	1,535	1,603,507
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	720	812,801
Red River Education Finance Corp., RB, 5.25%, 03/15/23(c)	710	792,005
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	230	250,107

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	$1,795	$2,039,282
Texas Transportation Commission, RB, CAB (b) 0.00%, 08/01/35	310	180,411
0.00%, 08/01/36	170	93,798
0.00%, 08/01/37	225	117,436
0.00%, 08/01/38	810	400,237
0.00%, 08/01/41	1,950	814,944
0.00%, 08/01/44	1,010	357,409
0.00%, 08/01/45	1,775	595,370

		11,509,499

Virginia — 3.7%
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(c)	560	590,699
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,395	1,394,972
Virginia Housing Development Authority, RB, M/F Housing Series D, 3.90%, 10/01/48	1,570	1,705,020
Series E, 3.15%, 12/01/49	1,070	1,123,297
Virginia Small Business Financing Authority, RB AMT, 5.00%, 01/01/48(a)(d)	585	581,841
AMT, Senior Lien, 6.00%, 01/01/37	1,715	1,822,874

		7,218,703

Washington — 0.5%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	490	517,739
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 09/01/55	315	380,659

		898,398

West Virginia — 1.1%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	1,940	2,066,779

Wisconsin — 1.2%
Public Finance Authority, Refunding RB, 5.25%, 05/15/52(a)	1,015	1,030,976
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 3.15%, 11/01/44	520	537,384
Series A, 4.45%, 05/01/57	660	718,106

		2,286,466

Total Municipal Bonds — 109.2% (Cost: $198,665,546)		211,998,196

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.6%
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	1,065	1,187,933

California — 2.4%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(g)	1,998	2,247,508
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	1,980	2,327,258

		4,574,766

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.4%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	$610	$681,632

Florida — 5.6%
City Of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	1,575	1,819,613
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,918	2,086,154
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	2,660	2,812,578
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(g)	3,858	4,244,408

		10,962,753

Georgia — 2.4%
Georgia Housing & Finance Authority, Refunding RB
Series A, 3.60%, 12/01/44	1,615	1,750,327
Series A, 3.70%, 06/01/49	2,696	2,921,486

		4,671,813

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	2	2,537
Series C, 4.00%, 02/15/41	912	1,011,320

		1,013,857

Maine — 0.3%
Maine State Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	563	564,179

Maryland — 2.0%
City of Baltimore Maryland, RB, Series A, 4.00%, 07/01/49	3,378	3,816,111

Massachusetts — 0.6%
Massachusetts Housing Finance Agency, RB, Series A-1, (FHA), 3.10%, 06/01/60	1,246	1,261,375

Michigan — 4.1%
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,964	2,187,228
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 04/15/54	2,524	2,826,935
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,756	2,988,593

		8,002,756

Nebraska — 0.6%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.70%, 03/01/47	1,080	1,153,892

Nevada — 4.9%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48 .	2,739	3,263,316
Las Vegas Valley Water District, Refunding GO, Series C, 5.00%, 06/01/28	6,070	6,233,587

		9,496,903

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	1,000	1,039,684

Security	Par (000)	Value

New York — 12.0%
Hudson Yards Infrastructure Corp., RB
5.75%, 02/15/47(c)(g)	$798	$809,963
5.75%, 02/15/47	491	498,265
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,280	1,419,801
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 3.00%, 05/01/46	1,488	1,527,287
New York City Water & Sewer System, Refunding RB
Series BB, 5.25%, 12/15/21(c)	4,408	4,653,010
Series FF, 5.00%, 06/15/45	3,859	4,093,635
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	4,365	4,559,944
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	2,560	2,685,663
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,740	1,972,116
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	944	1,036,126

		23,255,810

Pennsylvania — 2.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	1,769	2,050,811
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,798,779

		3,849,590

Rhode Island — 0.8%
Rhode Island Housing and Mortgage Finance Corp., Refunding RB, S/F Housing, Series 69-B, (FHLMC, FNMA, GNMA), 3.55%, 10/01/33	1,440	1,572,250

South Carolina — 1.3%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(g)	2,235	2,444,956

Texas — 4.8%
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43 .	2,703	3,079,811
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(c)	3,480	3,630,023
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	495	534,408
Series A, (GNMA), 3.00%, 09/01/45	611	632,404
Series A, (GNMA), 3.75%, 09/01/49	271	292,991
Series A, (GNMA), 3.00%, 03/01/50	1,159	1,198,263

		9,367,900

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Series B, 4.13%, 08/15/43	1,641	1,769,272

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.9%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	$1,605	$1,740,847

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 47.6% (Cost: $88,132,260)		92,428,279

Total Long-Term Investments — 156.8%

(Cost: $286,797,806)		304,426,475

	Shares

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	1,920,265	1,920,457

Total Short-Term Securities — 1.0% (Cost: $1,920,472)		1,920,457

Total Investments — 157.8% (Cost: $288,718,278)		306,346,932

Other Assets Less Liabilities — 0.6%		1,066,245

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.9)%		(54,142,036)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.5)%		(59,162,640)

Net Assets Applicable to Common Shares — 100.0%		$194,108,501

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between December 15, 2020 to February 15, 2047, is $9,755,959.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$230,913$	1,689,680	(a)	$—	$(121)	$(15)	$1,920,457	1,920,265	$20	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

6

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Fund (MYF)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$211,998,196	$—	$211,998,196
Municipal Bonds Transferred to Tender Option Bond Trusts	—	92,428,279	—	92,428,279
Short-Term Securities
Money Market Funds	1,920,457	—	—	1,920,457

	$1,920,457	$304,426,475	$—	$306,346,932

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes.As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(54,123,864)	$—	$(54,123,864)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

	$—	$(113,523,864)	$—	$(113,523,864)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

SCHEDULES OF INVESTMENTS	7